Consulting Agreement	12 Months Ended
Mar. 31, 2015
Content Checked Inc [Member]
Consulting Agreement

Note 3 – Consulting Agreement

On July 19, 2013, the Company entered into a consulting agreement with Kris Finstad to serve as the Company’s CEO and related services. The month-to-month agreement may be terminated at any time prior by either of the parties. The agreement calls for monthly payments of $30,000. For the period ended March 31, 2015 and 2014 had an accrued and unpaid balance due to Mr. Finstad of $267,162 and $82,276, respectively. As of date, the services called for under the agreement had not yet been completed and the agreement was still in place.